Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

British Virgin Islands (“BVI”)

Under the current laws of BVI, MMTEC, MMBD Trading and HAI TEC are not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. The first HK$2 million of profits arising in or derived from Hong Kong are taxed at 8.25% and any assessable profits over HK$2 million are taxed at 16.5%. The Company’s subsidiaries, MM Future and HC Securities are incorporated in Hong Kong and had a loss for the years ended December 31, 2025, 2024 and 2023. Therefore, there was no provision for income taxes in the years ended December 31, 2025, 2024 and 2023.

United States

MM Global was incorporated in the State of Illinois and operates as a securities broker/dealer in New York, New York. MM Global is subject to Federal, State, and Local income taxes on its net income. For the year ended December 31, 2025, MM Global had an income tax provision of $8,973. For the year ended December 31, 2024, MM Global had an income tax provision of $24,525. MM Global has determined that there are no material uncertain tax positions that require recognition or disclosure in its financial statements.

MM Global’s income tax returns are subject to examination by the appropriate tax jurisdictions. As of December 31, 2025, MM Global’s federal and state tax returns generally remain open for the last three years.

PRC

Gujia and Haichuan Zhixin were incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. In the years ended December 31, 2025, 2024 and 2023, Gujia were recognized as small low-profit enterprises and received a preferential income tax rate of 5%. Haichuan Zhixin had a loss for the years ended December 31, 2025, 2024 and 2023. In the years ended December 31, 2025, 2024 and 2023, Gujia and Haichuan Zhixin did not generate any taxable income. Therefore, there was no provision for income taxes in the years ended December 31, 2025, 2024 and 2023 for those entities.

Income (loss) before income taxes and provision for (benefit from) by tax jurisdiction are as follows:

	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023
Income (loss) before income taxes
BVI	$(53,468,649)	$(89,809,419)	$(5,273,322)
Hong Kong	(700,708)	(695,219)	(409,755)
PRC	(1,581,818)	(1,635,067)	(1,762,803)
U.S.	(315,097)	995,950	(402,500)
Total income (loss) before income taxes	$(56,066,272)	$(91,143,755)	$(7,848,380)

The components of provision for income taxes by tax jurisdiction are as follows:

	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023
Current income tax provisions
BVI	$-	$-	$-
Hong Kong	-	-	-
PRC	-	-	-
U.S. federal	5,944	20,995	-
U.S. state and local	3,029	3,530	-
Total current income tax provisions	$8,973	$24,525	$-

Cash paid for Income taxes are as follows:

For the Year Ended
December 31, 2025
U.S. federal	$29,510
U.S. state and local	6,991
Total cash paid for income taxes	$36,501

In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, the reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Valuation allowance recognized with respect to the loss in the Hong Kong companies	(16.5)%	(16.5)%	(16.5)%
Effective income tax rate	0.0%	0.0%	0.0%

PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemptions and reliefs	(20.0)%	(20.0)%	(20.0)%
Valuation allowance recognized with respect to the loss in the PRC companies	(5.0)%	(5.0)%	(5.0)%
Effective income tax rate	0.0%	0.0%	0.0%

US corporate tax rate	21.0%	21.0%	21.0%
Valuation allowance recognized with respect to the loss in the US companies	(23.85)%	(18.54)%	(21.0)%
Effective income tax rate	(2.85)%	2.46%	0.0%

	For the Year Ended
	December 31, 2025
	Amount	Percent
Hong Kong statutory income tax rate	$(115,617)	16.5%
Valuation allowance recognized with respect to the loss in the Hong Kong companies	115,617	(16.5)%
Effective income tax rate	$-	0.0%

PRC statutory income tax rate	$(395,455)	25.0%
Effect of income tax exemptions and reliefs	316,364	(20.0)%
Valuation allowance recognized with respect to the loss in the PRC companies	79,091	(5.0)%
Effective income tax rate	$-	0.0%

US corporate tax rate	$(66,170)	21.0%
Valuation allowance recognized with respect to the loss in the US companies	75,143	(23.85)%
Effective income tax rate	$8,973	(2.85)%

As of December 31, 2025, 2024 and 2023, the components of the Company’s deferred income tax assets were set forth below:

	December 31, 2025	December 31, 2024	December 31, 2023
Deferred Tax Assets:
Net operating losses carry forward	$1,585,963	$1,524,901	$1,548,868
Cutoff adjustments	-	-	-
Gross deferred tax assets	1,585,963	1,524,901	1,548,868
Less: valuation allowance	(1,585,963)	(1,524,901)	(1,548,868)
Net deferred tax assets	$-	$-	$-

As of December 31, 2025, the Company has a net operating loss (“NOL”) carry forward for tax purposes of $20,350,289 available to offset future taxable income. The gross amount and expiration dates of NOL carry forward as of December 31, 2025 are as follows:

	Amount	Expiration Date
Hong Kong	$2,865,169	Indefinite
PRC	15,991,656	2026-2030
U.S.	1,493,464	Indefinite

The Company provided a valuation allowance equal to the deferred income tax asset for the years ended December 31, 2025, 2024 and 2023. The management believes that the Company’s cumulative losses arising from recurring business of subsidiaries constituted significant strong evidence that most of the deferred tax assets would not be realizable and this evidence outweighed the expectations that the Company would generate future taxable income. As such, deferred tax assets arise from net operating losses are fully allowed for the years ended December 31, 2025, 2024 and 2023. The allowance increased by $61,062 for the year ended December 31, 2025, decreased by $23,967 for the year ended December 31, 2024, and increased by $310,419 for the year ended December 31, 2023, respectively.

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities. Tax years that remain subject to examination are the years ended December 31, 2025, 2024 and 2023.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary for the years ended December 31, 2025, 2024 and 2023.